Defined Benefit Pension Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) (USD $) In Millions	Jul. 02, 2011
Total fair value of assets	$ 4,521
Real Estate [Member]
Total fair value of assets	93
Real Estate [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	93
Government Bonds [Member] | Fixed Income Securities [Member]
Total fair value of assets	804
Government Bonds [Member] | Fixed Income Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	804
Corporate Bond [Member] | Fixed Income Securities [Member]
Total fair value of assets	1,000
Corporate Bond [Member] | Fixed Income Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	1,000
Cash And Equivalents [Member]
Total fair value of assets	121
Cash And Equivalents [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	121
Derivative [Member]
Total fair value of assets	49
Derivative [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	61
Derivative [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total fair value of assets	(12)
Other Securities [member]
Total fair value of assets	175
Other Securities [member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	175
Non-U.S. Securities [Member] | Fixed Income Securities [Member]
Total fair value of assets	1,247
Non-U.S. Securities [Member] | Fixed Income Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	665
Non-U.S. Securities [Member] | Fixed Income Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total fair value of assets	582
Non-U.S. Securities [Member] | Equity Securities [Member]
Total fair value of assets	875
Non-U.S. Securities [Member] | Equity Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	875
U.S. Securities [Member] | Fixed Income Securities [Member]
Total fair value of assets	157
U.S. Securities [Member] | Fixed Income Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	157
Fixed Income Securities [Member]
Total fair value of assets	3,208
Fixed Income Securities [Member] | Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	2,626
Fixed Income Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total fair value of assets	582
Quoted Prices In Active Market For Identical Assets (Level 1) [Member]
Total fair value of assets	3,951
Significant Other Observable Inputs (Level 2) [Member]
Total fair value of assets	$ 570